Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial liabilities - undiscounted (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	£ 415,884	£ 395,076
Cash collateral and settlement balances, undiscounted	67,363	67,534
Repurchase agreements and other similar secured lending, undiscounted	14,709	18,840
Debt securities in issue, undiscounted	84,261	88,819
Subordinated liabilities, undiscounted	22,560	22,474
Trading portfolio liabilities, undiscounted	36,916	37,882
Financial liabilities designated at fair value, undiscounted	212,117	224,580
Derivative financial instruments, undiscounted	229,229	219,662
Other financial liabilities, undiscounted	5,515	3,815
Total financial liabilities, undiscounted cash flows	1,088,554	1,078,682
On demand [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	348,337	342,967
Cash collateral and settlement balances, undiscounted	3,053	3,542
Repurchase agreements and other similar secured lending, undiscounted	7	1,331
Debt securities in issue, undiscounted	0	26
Subordinated liabilities, undiscounted	0	0
Trading portfolio liabilities, undiscounted	36,916	37,882
Financial liabilities designated at fair value, undiscounted	13,952	14,280
Derivative financial instruments, undiscounted	228,617	219,578
Other financial liabilities, undiscounted	251	277
Total financial liabilities, undiscounted cash flows	631,133	619,883
Not more than three months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	42,369	30,047
Cash collateral and settlement balances, undiscounted	64,297	63,985
Repurchase agreements and other similar secured lending, undiscounted	2,758	5,542
Debt securities in issue, undiscounted	12,850	14,810
Subordinated liabilities, undiscounted	207	306
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	128,064	143,766
Derivative financial instruments, undiscounted	2	12
Other financial liabilities, undiscounted	2,372	2,984
Total financial liabilities, undiscounted cash flows	252,919	261,452
Over three months but not more than six months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	10,682	7,295
Cash collateral and settlement balances, undiscounted	13	5
Repurchase agreements and other similar secured lending, undiscounted	10	0
Debt securities in issue, undiscounted	6,589	5,976
Subordinated liabilities, undiscounted	78	0
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	11,020	6,948
Derivative financial instruments, undiscounted	0	0
Other financial liabilities, undiscounted	65	0
Total financial liabilities, undiscounted cash flows	28,457	20,224
Over six months and not later than nine months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	7,946	6,924
Cash collateral and settlement balances, undiscounted	0	2
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	7,305	12,914
Subordinated liabilities, undiscounted	950	123
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	10,609	12,732
Derivative financial instruments, undiscounted	8	0
Other financial liabilities, undiscounted	126	0
Total financial liabilities, undiscounted cash flows	26,944	32,695
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	4,869	6,069
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	11,300	10,238
Debt securities in issue, undiscounted	12,330	13,849
Subordinated liabilities, undiscounted	9,822	6,147
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	13,507	16,546
Derivative financial instruments, undiscounted	80	6
Other financial liabilities, undiscounted	1,337	554
Total financial liabilities, undiscounted cash flows	53,245	53,409
Over three years but not more than five years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	532	546
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	485	1,243
Debt securities in issue, undiscounted	19,132	13,351
Subordinated liabilities, undiscounted	1,286	3,568
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	8,054	7,679
Derivative financial instruments, undiscounted	45	3
Other financial liabilities, undiscounted	351	0
Total financial liabilities, undiscounted cash flows	29,885	26,390
Over five years and not later than ten years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	554	412
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	486
Debt securities in issue, undiscounted	16,657	17,639
Subordinated liabilities, undiscounted	7,192	7,917
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	7,519	5,008
Derivative financial instruments, undiscounted	99	4
Other financial liabilities, undiscounted	565	0
Total financial liabilities, undiscounted cash flows	32,586	31,466
Over ten years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	595	816
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	149	0
Debt securities in issue, undiscounted	9,398	10,254
Subordinated liabilities, undiscounted	3,025	4,413
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	19,392	17,621
Derivative financial instruments, undiscounted	378	59
Other financial liabilities, undiscounted	448	0
Total financial liabilities, undiscounted cash flows	£ 33,385	£ 33,163